Contents of Significant Accounts - Financial Assets Measured at Amortized Cost (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial Assets Measured At Amortized Cost [Abstract]
Time deposits with original maturities over three months	$ 3,739,224		$ 6,353,768
Current	3,739,224	$ 114,035	6,131,077
Non-current	0	$ 0	222,691
Total	$ 3,739,224		$ 6,353,768